November 3, 2020

Document Control

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: American Funds Emerging Markets Bond Fund

File Nos. 333-208636 and 811-23122

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on October 29, 2020 of Registrant’s Post-Effective Amendment No. 14 under the Securities Act of 1933 and Amendment No. 16 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/Steven I. Koszalka

Steven I. Koszalka

Secretary